Report of the directors financial review risk report - Summary of financial instruments to which the impairment requirements in IFRS 9 are applied (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,688,248	$ 2,619,610
Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	131,250	109,066
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Disclosure of financial assets [line items]
Financial assets	300,275	278,131
Loans and advances to customers at amortised cost
Disclosure of financial assets [line items]
Financial assets	959,558	923,561
Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	959,558	923,561
Loans and advances to banks at amortised cost
Disclosure of financial assets [line items]
Financial assets	100,921	104,475
Loans and advances to banks at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	100,921	104,475
Other financial assets measured at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	959,760	954,441
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	100,623	74,559
Gross carrying/ nominal amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	668,408	637,571
Financial assets and off-balance sheet loan commitments	2,700,948	2,632,057
Gross carrying/ nominal amount | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	2,032,540	1,994,486
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Assets held for sale
Disclosure of financial assets [line items]
Financial assets	80,244	102,556
Gross carrying/ nominal amount | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Disclosure of financial assets [line items]
Financial assets	300,400	278,258
Gross carrying/ nominal amount | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	971,296	935,008
Gross carrying/ nominal amount | Loans and advances to banks at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	100,995	104,544
Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	960,249	954,934
Gross carrying/ nominal amount | – cash and balances at central banks | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	307,734	327,005
Gross carrying/ nominal amount | – items in the course of collection from other banks | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	10,649	7,297
Gross carrying/ nominal amount | – Hong Kong Government certificates of indebtedness | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	42,407	43,787
Gross carrying/ nominal amount | Non-trading reverse purchase agreement commitments | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	258,056	253,754
Gross carrying/ nominal amount | – financial investments | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	131,277	109,086
Gross carrying/ nominal amount | Prepayments, accrued income and other assets | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	129,882	111,449
Gross carrying/ nominal amount | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Disclosure of financial assets [line items]
Financial assets	287,195	265,147
Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(12,800)	(12,600)
Off-balance sheet commitments	(399)	(438)
Financial assets and off-balance sheet loan commitments	(12,700)	(12,447)
Allowance for ECL | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(12,301)	(12,009)
Allowance for ECL | Debt instruments measured at amortised cost | Assets held for sale
Disclosure of financial assets [line items]
Financial assets	(402)	(415)
Allowance for ECL | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Disclosure of financial assets [line items]
Financial assets	(125)	(127)
Allowance for ECL | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(11,738)	(11,447)
Allowance for ECL | Loans and advances to banks at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(74)	(69)
Allowance for ECL | Other financial assets measured at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(489)	(493)
Allowance for ECL | – cash and balances at central banks | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(1)	(3)
Allowance for ECL | – items in the course of collection from other banks | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | – Hong Kong Government certificates of indebtedness | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | Non-trading reverse purchase agreement commitments | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | – financial investments | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(27)	(20)
Allowance for ECL | Prepayments, accrued income and other assets | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(59)	(55)
Allowance for ECL | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Disclosure of financial assets [line items]
Financial assets	(125)	(126)
– personal | Gross carrying/ nominal amount | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	453,447	414,882
– personal | Allowance for ECL | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(3,026)	(2,870)
– corporate and commercial | Gross carrying/ nominal amount | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	441,258	453,202
– corporate and commercial | Allowance for ECL | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(8,401)	(8,320)
– non-bank financial institutions | Gross carrying/ nominal amount | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	76,591	66,924
– non-bank financial institutions | Allowance for ECL | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(311)	(257)
Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	649,178	618,402
Loans and other credit-related commitments | Gross carrying/ nominal amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	649,526	618,788
Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	(348)	(386)
Loans and other credit-related commitments | – personal | Gross carrying/ nominal amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	253,764	244,006
Loans and other credit-related commitments | – personal | Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	(25)	(27)
Loans and other credit-related commitments | – corporate and commercial | Gross carrying/ nominal amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	265,552	269,187
Loans and other credit-related commitments | – corporate and commercial | Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	(301)	(340)
Loans and other credit-related commitments | – non-bank financial institutions | Gross carrying/ nominal amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	130,210	105,595
Loans and other credit-related commitments | – non-bank financial institutions | Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	(22)	(19)
Financial guarantees
Disclosure of financial assets [line items]
Off-balance sheet commitments	18,831	18,731
Financial guarantees | Gross carrying/ nominal amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	18,882	18,783
Financial guarantees | Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	(51)	(52)
Financial guarantees | – personal | Gross carrying/ nominal amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	1,188	1,135
Financial guarantees | – personal | Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	0	0
Financial guarantees | – corporate and commercial | Gross carrying/ nominal amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	13,613	13,587
Financial guarantees | – corporate and commercial | Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	(47)	(50)
Financial guarantees | – non-bank financial institutions | Gross carrying/ nominal amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	4,081	4,061
Financial guarantees | – non-bank financial institutions | Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	$ (4)	$ (2)